PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund VCT Portfolio — Class I and II Shares

Schedule of Investments

September 30, 2021

Schedule of Investments | 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 97.1%
		COMMON STOCKS - 97.1% of Net Assets
		Air Freight & Logistic - 3.0%
24,294		United Parcel Service, Inc., Class B	$4,423,937
		Total Air Freight & Logistic	$4,423,937
		Banks - 9.1%
71,360		Citizens Financial Group, Inc.	$3,352,493
56,904		Truist Financial Corp.	3,337,420
143,201		Wells Fargo & Co.	6,645,958
		Total Banks	$13,335,871
		Beverage - 3.0%
82,662		Coca-Cola Co.	$4,337,275
		Total Beverage	$4,337,275
		Biotechnology - 2.3%
5,216	(a)	Biogen, Inc.	$1,476,076
3,004	(a)	Regeneron Pharmaceuticals, Inc.	1,817,961
		Total Biotechnology	$3,294,037
		Building Product - 1.4%
40,487		Carrier Global Corp.	$2,095,607
		Total Building Product	$2,095,607
		Capital Market - 1.3%
9,541		CME Group, Inc.	$1,845,039
		Total Capital Market	$1,845,039
		Chemical - 2.4%
25,901		International Flavors & Fragrances, Inc.	$3,463,482
		Total Chemical	$3,463,482
		Construction Material - 2.2%
9,528		Martin Marietta Materials, Inc.	$3,255,527
		Total Construction Material	$3,255,527
		Electrical Equipment - 0.5%
5,208		Eaton Corp. Plc	$777,606
		Total Electrical Equipment	$777,606
		Energy Equipment & Service - 3.2%
159,032		Schlumberger, Ltd.	$4,713,708
		Total Energy Equipment & Service	$4,713,708
		Entertainment - 5.1%
27,655		Electronic Arts, Inc.	$3,933,924
38,146	(a)	Live Nation Entertainment, Inc.	3,476,245
		Total Entertainment	$7,410,169
		Food & Staple Retailing - 2.1%
6,854		Costco Wholesale Corp.	$3,079,845
		Total Food & Staple Retailing	$3,079,845
		Health Care - 2.4%
6,163		Thermo Fisher Scientific, Inc.	$3,521,107
		Total Health Care	$3,521,107
		Health Care Equipment & Supplies - 2.2%
7,812		Danaher Corp.	$2,378,285
6,705		Medtronic PLC	840,472
		Total Health Care Equipment & Supplies	$3,218,757
		Health Care Provider & Service - 0.9%
3,549		UnitedHealth Group, Inc.	$1,386,736
		Total Health Care Provider & Service	$1,386,736
		Hotels, Restaurants & Leisure - 2.6%
35,949	(a)	Planet Fitness, Inc.	$2,823,794
12,000	(a)	Shake Shack, Inc.	941,520
		Total Hotels, Restaurants & Leisure	$3,765,314
		Interactive Media & Service - 6.6%
3,608	(a)	Alphabet, Inc.	$9,646,060
		Total Interactive Media & Service	$9,646,060
		Internet & Direct Marketing Retail - 4.1%
1,480	(a)	Amazon.com, Inc.	$4,861,859
448	(a)	Booking Holdings, Inc.	1,063,494
		Total Internet & Direct Marketing Retail	$5,925,353
		IT Services - 7.9%
23,266	(a)	Akamai Technologies, Inc.	$2,433,391
19,833	(a)	PayPal Holdings, Inc.	5,160,745
18,023		Visa, Inc.	4,014,623
		Total IT Services	$11,608,759
		Life Sciences Tools & Service - 1.0%
9,103		Agilent Technologies, Inc.	$1,433,996
		Total Life Sciences Tools & Service	$1,433,996
		Machinery - 1.0%
7,405		Caterpillar, Inc.	$1,421,538
		Total Machinery	$1,421,538
		Oil, Gas & Consumable Fuel - 0.8%
15,237		EOG Resources, Inc.	$1,223,074
		Total Oil, Gas & Consumable Fuel	$1,223,074

Schedule of Investments | 9/30/21 (unaudited)(continued)

Shares			Value
		Personal Product - 0.8%
4,078		Estee Lauder Cos, Inc.	$1,223,114
		Total Personal Product	$1,223,114
		Pharmaceutical - 3.7%
170,130	(a)	Elanco Animal Health, Inc.	$5,425,446
		Total Pharmaceutical	$5,425,446
		Road & Rail - 3.0%
22,453		Union Pacific Corp.	$4,401,012
		Total Road & Rail	$4,401,012
		Semiconductors & Semiconductor Equipment - 8.0%
34,247		Analog Devices, Inc.	$5,735,688
5,196		Lam Research Corp.	2,957,303
14,210		NVIDIA Corp.	2,943,744
		Total Semiconductors & Semiconductor Equipment	$11,636,735
		Software - 7.7%
31,065		Microsoft Corp.	$8,757,845
803	(a)	MicroStrategy, Inc.	464,455
7,472	(a)	salesforce.com, Inc.	2,026,556
		Total Software	$11,248,856
		Specialty Retail - 3.0%
7,654		Home Depot, Inc.	$2,512,502
5,399	(a)	Ulta Beauty, Inc.	1,948,607
		Total Specialty Retail	$4,461,109
		Technology Hardware, Storage & Peripheral - 4.9%
51,050		Apple, Inc.	$7,223,575
		Total Technology Hardware, Storage & Peripheral	$7,223,575
		Textile, Apparel & Luxury Good - 0.9%
9,428		NIKE, Inc., Class B	$1,369,228
		Total Textile, Apparel & Luxury Good	$1,369,228
		TOTAL COMMON STOCKS
		(Cost $96,780,472)	$142,171,872
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.1%
		(Cost $96,780,472)	$142,171,872
		OTHER ASSETS AND LIABILITIES - 2.9%	$4,171,889
		NET ASSETS - 100.0%	$146,343,761

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 142,171,872	$ –	$ –	$ 142,171,872
Total Investments in Securities	$ 142,171,872	$ –	$ –	$ 142,171,872

For the nine months ended September 30, 2021, there were no transfers in or out of Level 3.

Pioneer Fund VCT Portfolio | 9/30/21